Vanguard Ultra-Short-Term Tax-Exempt Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Ultra-Short-Term Tax-Exempt Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in state and local municipal bonds. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal income tax. The Fund expects to maintain a dollar-weighted average maturity of 1 to 2 years, but has no limitations on the maturities of individual securities.The Fund typically invests at least 75% of its assets in municipal bonds in one of the top three credit rating categories as determined by a nationally recognized statistical rating organization (e.g., Aaa, Aa, or A by Moody’s) or, if unrated, determined to be of comparable quality by the Fund’s advisor. The Fund may invest up to 20% of its assets in medium-quality municipal bonds (e.g., Baa by Moody’s) and 5% of its assets in securities with lower credit ratings, also as determined by a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by the Fund’s advisor.